SCHEDULE OF REVENUES (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	$ 217,232	¥ 1,585,640	$ 199,728	¥ 1,418,047	¥ 771,294
Less: revenues from the discontinued operations			(7,350)	(52,182)	(47,221)
Revenues from the continuing operations	217,232	1,585,640	192,378	1,365,865	724,073
Vocational Education Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	6,854	50,029	25,216	179,031	68,663
Employee Management Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	189,413	1,382,580	145,613	1,033,837	563,273
HR Recruitment Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,320	24,237	10,631	75,479	110,991
Market Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 17,645	¥ 128,794	$ 18,268	¥ 129,700	¥ 28,367